Schedule H, Line 4i - Schedule of Assets(Held at End of Year)	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)

ENERGY SERVICES OF AMERICA STAFF 401K RETIREMENT SAVINGS PLAN

EIN: 20-4606266, Plan Number 002

Schedule H, Line 4i - Schedule of Assets(Held at End of Year)

December 31, 2025

	(b) Identity of issue,	(c) Description of investment including maturity date,
(a)	borrower, lessor, or similar party	rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Mutual Funds
	Vanguard	Retirement Target 2040	**	$3,075,732
	Vanguard	Retirement Target 2030	**	2,070,616
	Vanguard	Growth Index Fund Admiral Shares	**	1,884,104
	Vanguard	500 Index Fund Admiral Class	**	1,793,178
	Vanguard	Retirement Target 2045	**	1,399,890
	Vanguard	Retirement Target 2035	**	991,174
	Vanguard	Retirement Target 2050	**	962,925
	Vanguard	High Dividend Yield Index Fund Admiral	**	710,207
	Vanguard	Retirement Target 2025	**	610,962
	Vanguard	Retirement Target Income	**	484,732
	Vanguard	Retirement Target 2060	**	415,618
	Vanguard	Mid-Cap Value Index Fund Admiral Shares	**	392,542
	T. Rowe Price	U.S. Small-Cap Growth Equity Fund	**	366,437
	Vanguard	Retirement Target 2055	**	351,867
	Vanguard	Retirement Target 2020	**	347,728
	JP Morgan	Mid-Cap Growth Fund	**	347,504
	Vanguard	Mid-Cap Index Fund Admiral Shares	**	303,496
	Vanguard	Small-Cap Index Fund Admiral Shares	**	285,856
	Harbor	International Fund Institutional Class	**	226,907
	Vanguard	High-Yield Corporate Fund Admiral Shares	**	221,711
	DFA	U.S. Targeted Value Portfolio Institutional Class	**	203,552
	Baird	Aggregate Bond Fund Class Institutional	**	177,158
	Vanguard	Retirement Target 2065	**	163,537
	Fidelity	Emerging Markets Index	**	131,358
	Vanguard	Inflation-Protected Securities Fund	**	100,911
	Vanguard	Retirement Target 2070	**	42,606
	DFA	Intermediate Government Fixed Income Portfolio Institutional Class	**	38,042
	DFA	Real Estate Securities Portfolio Institutional Class	**	36,047
				18,136,397

	Collective Investment Trusts
	Federated	Capital Preservation Fund (R6)	**	1,070,890
	Federated	Government Obligation	**	47,345
				1,118,235

	Unitized Stock Fund
*	Energy Services of America	Unitized Stock Fund	**	5,278,292

	Notes receivable from participants
*	Participants Loans	4.25-10.50%; maturing from 2026 to 2030	N/A	454,376

				$24,987,300

*Indicates a party-in-interest to the Plan.

**Cost information is not required for participant-directed investments.

See the Accompanying Report of Independent Registered Public Accounting Firm